Financial liabilities at fair value through profit and loss (Tables)	6 Months Ended
Jun. 30, 2025
Financial liabilities at fair value through profit and loss
Schedule of financial liabilities at fair value through profit and loss

Mudrick
£ 000
As at December 31, 2024	524,242
Fair value movements	(258,719)
In-kind interest paid and accrued	5,782
Exchange differences on translation	(31,529)
As at June 30, 2025	239,776